CONSOLIDATED BALANCE SHEETS $ in Thousands	Jun. 30, 2023 USD ($)
Current Assets
Cash	$ 865
Trade Receivables, Net	$ 104,939
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]
Inventory, Net	$ 146,763
Other Current Assets	8,299
Total Current Assets	260,866
Property and Equipment, Net	13,421
Operating Lease Right-of-Use Assets	4,855
Goodwill	89,116
Intangibles, Net	17,356
Other Long-Term Assets	1,017
Deferred Tax Asset, Net	2,899
Total Assets	389,530
Current Liabilities
Accounts Payable	151,622
Accrued Expenses	9,340
Current Portion of Finance Lease Obligations	2,449
Current Portion of Operating Lease Obligations	3,902
Revolving Credit Facility, Net	133,281
Contingent Liability	150
Promissory Note	495
Total Current Liabilities	301,239
Warrant Liability	206
Finance Lease Obligation, Non- Current	7,029
Operating Lease Obligations, Non-Current	1,522
Total Liabilities	309,996
Commitments and Contingencies (Note 12)
Stockholders' Equity
Preferred Stock: Par Value $0.0001 per share, Authorized 1,000,000 shares, Issued and Outstanding 0 shares as of March 31, 2024 and June 30, 2023
Common Stock: Par Value $0.0001 per share, Authorized 550,000,000 shares at March 31, 2024, and at June 30, 2023; Issued and Outstanding 50,937,370 Shares at March 31, 2024, and 49,167,170 at June 30, 2023	5
Paid In Capital	44,542
Accumulated Other Comprehensive Loss	(77)
Retained Earnings	35,064
Total Stockholders' Equity	79,534
Total Liabilities and Stockholders' Equity	$ 389,530